Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by currency (audited) (Details) - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 68	£ 86
Net interest income sensitivity (AEaR), decrease	(99)	(263)
Interest rate risk | Pro Forma
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase		67
GBP LIBOR
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	21	32
Net interest income sensitivity (AEaR), decrease	(37)	(169)
USD LIBOR
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	55	47
Net interest income sensitivity (AEaR), decrease	(59)	(61)
EUR LIBOR
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	(5)	9
Net interest income sensitivity (AEaR), decrease	(4)	(32)
Other currencies
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	(3)	(2)
Net interest income sensitivity (AEaR), decrease	£ 1	£ (1)